Third Avenue Value Fund

Third Avenue Small-Cap Value Fund

Third Avenue Real Estate Value Fund

Third Avenue International Value Fund

Third Avenue Focused Credit Fund

Supplement dated January 1, 2012
to Prospectus dated March 1, 2011

Effective January 1, 2012, the following information supplements the Funds’ Prospectus dated March 1, 2011:

Addition of Portfolio Manager to the Third Avenue International Value Fund

The following information supplements information on page 20 of the Prospectus under the heading “Portfolio Manager.”

Matthew Fine has joined Amit Wadhwaney as Co-Portfolio Manager of the Third Avenue International Value Fund.

The following information supplements information on page 33 of the Prospectus under the heading “Portfolio Managers.”

Matthew Fine

Mr. Fine joined Third Avenue Management in 2000 and began working with Mr. Wadhwaney in an effort to identify investment opportunities in the wake of the Argentine crisis. Mr. Fine has conducted investment research on location in more than twenty countries across North America, Latin America, Europe and Asia. He joined Third Avenue’s research and portfolio management team as a Research Assistant, the first position typically held by Third Avenue’s internally developed investment talent. He became a Senior Research Analyst in 2008 and a partner of the firm in 2009.

Mr. Fine holds a B.A. in Economics from Hamilton College and is a CFA Charterholder and a member of the New York Society of Securities Analysts.

Third Avenue’s Co-Portfolio Managers share equal responsibility for day-to-day management of their respective Fund, and they work together in developing investment strategies and selecting securities. In certain cases, a Co-Portfolio Manager may act independently in selecting securities, but may do so only with prior approval from the other Co-Portfolio Manager. The Co-Portfolio Managers are assisted by other employees of Third Avenue.

Third Avenue Value Fund

Third Avenue Small-Cap Value Fund

Third Avenue Real Estate Value Fund

Third Avenue International Value Fund

Third Avenue Focused Credit Fund

Supplement dated January 1, 2012
to Statement of Additional Information dated March 1, 2011

Effective January 1, 2012, the following information supplements the Funds’ Statement of Additional Information dated March 1, 2011:

Addition of Portfolio Manager to the Third Avenue International Value Fund

Matthew Fine has joined Amit Wadhwaney as Co-Portfolio Manager of the Third Avenue International Value Fund.

The following information supplements information on page 34 of the SAI under the heading “Other Accounts Managed By the Portfolio Managers.”

As of December 31, 2011, Matthew Fine managed or was a member of the management team for the following accounts (other than the Third Avenue International Value Fund):

Type of Account	Number of Accounts	Assets of Accounts	Number of Accounts Subject to a Performance Fee	Assets Subject to a Performance Fee
Registered Investment Companies	None	None	None	None

Pooled Investment Vehicles Other Than Registered Investment Companies	None	None	None	None

Other Accounts	*

* Matthew Fine manages 4 accounts totaling less than $1 million in the aggregate in a personal capacity and receives no advisory fee for these accounts.

Many, but not all, of the other accounts managed by portfolio managers of the Third Avenue Trust (the “Funds”) have investment strategies similar to those employed for the Funds. Possible material conflicts of interest arising from management of the investments of the Funds and the investments of other accounts include the portfolio managers’ allocation of sufficient time, energy and resources to managing the investments of the Funds in light of their responsibilities with respect to numerous other accounts, particularly accounts that have different strategies from those of the Funds; the fact that the fees payable to Third Avenue Management LLC (“TAM”) for managing certain Funds may be less than the fees payable to TAM for managing other accounts, potentially motivating the portfolio managers to spend more time managing the other accounts; the proper allocation of investment opportunities that are suitable for the Funds and other accounts; and the proper allocation of aggregated purchase and sale orders for the Funds and other accounts.

The following information supplements information on page 38 of the SAI under the heading “Securities Ownership of Portfolio Managers.”

As of December 31, 2011, the dollar range of securities beneficially owned by Mr. Fine in the Third Avenue International Value Fund is shown below:

PORTFOLIO MANAGER	DOLLAR RANGE OF THE PORTFOLIO’S SECURITIES OWNED

Matthew Fine	Third Avenue International Value Fund: $100,000 – $500,000